Leases - Summary of Right of Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	¥ 413,430	¥ 358,034
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	128,532	120,180
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(14,191)	(6,200)
Depreciation	(86,347)	(81,784)
Other	36,639	23,200
Net changes	64,633	55,396
Carrying amount, ending balance	478,063	413,430
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	17,800	15,394
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	1,533	2,908
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(3,323)	(159)
Depreciation	(1,171)	(1,140)
Other	399	797
Net changes	(2,562)	2,406
Carrying amount, ending balance	15,238	17,800
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	375,268	327,350
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	90,395	104,456
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(10,654)	(5,685)
Depreciation	(77,368)	(72,944)
Other	35,422	22,091
Net changes	37,795	47,918
Carrying amount, ending balance	413,063	375,268
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	20,362	15,290
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	36,604	12,816
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(214)	(356)
Depreciation	(7,808)	(7,700)
Other	818	312
Net changes	29,400	5,072
Carrying amount, ending balance	¥ 49,762	¥ 20,362